Operating Leases - Maturity analysis of the lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019
Operating Leases
2019 (excluding the six months ended June 30, 2019)	$ 322
2020	644
2021	644
2022	644
Total	2,254
Less imputed interest	180
Carrying value of operating lease liabilities	$ 2,074	$ 2,300